Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 3,081.1	$ 2,852.0
Less: Accumulated depreciation and amortization	1,313.7	1,125.6
Property, Plant and Equipment, at Cost, Net	1,767.4	1,726.4
Depreciation and amortization expense of property, plant and equipment	236.8	236.1	211.7
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	212.2	216.6
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	821.0	805.5
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Machinery, Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 2,047.9	$ 1,829.9
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years